Nature of Business and Organization (Details) - USD ($)				12 Months Ended
	May 22, 2026	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2026	May 29, 2025	Sep. 02, 2021
Nature of Business and Organization [Line Items]
Incorporated date				Oct. 30, 2014
Net revenue percentage				3.00%
Sale of stock, price per share (in Dollars per share)	$ 20.3
Regencell Bioscience Asia Limited [Member]
Nature of Business and Organization [Line Items]
Equity interest						60.00%
Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Conversion of principal amount		$ 3,250,000
Conversion of principal per share (in Dollars per share)		$ 0.25
IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)			87,400,000
Sale of stock, price per share (in Dollars per share)			$ 0.25
Net proceeds		$ 2,850,000	$ 19,820,000
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	985,222
Sale of stock, price per share (in Dollars per share)			$ 0.00001		$ 0.00001
Net proceeds	$ 18,620,000
Ordinary Shares [Member] | Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		12,999,990
Sale of stock, price per share (in Dollars per share)				$ 0.00001
Ordinary Shares [Member] | IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		12,350,000
Gross proceeds			$ 21,850,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		12,350,000